Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 29, 2015
Registrant Name		dei_EntityRegistrantName	World Funds Trust
Central Index Key		dei_EntityCentralIndexKey	0001396092
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	wft
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Perkins Discovery Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Perkins Discovery Fund
Objective		rr_ObjectiveHeading	Investment Objective
Objective, Primary		rr_ObjectivePrimaryTextBlock	The Perkins Discovery Fund (the “Fund”) seeks long-term capital appreciation.
Expense		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	21.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, Perkins Capital Management, Inc. (the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk		rr_RiskHeading	Principal Risks
Risk Narrative		rr_RiskNarrativeTextBlock

There is a risk that you could lose all or a portion of your investment in the Fund. The following principal risks can affect the value of your investment:

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The Fund was reorganized on October 26, 2012 from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Bar Chart Heading		rr_BarChartHeading	Perkins Discovery Fund Calendar Year Total Returns*
Annual Return 2005		rr_AnnualReturn2005	1.13%
Annual Return 2006		rr_AnnualReturn2006	20.46%
Annual Return 2007		rr_AnnualReturn2007	4.31%
Annual Return 2008		rr_AnnualReturn2008	(51.52%)
Annual Return 2009		rr_AnnualReturn2009	65.26%
Annual Return 2010		rr_AnnualReturn2010	33.79%
Annual Return 2011		rr_AnnualReturn2011	(14.20%)
Annual Return 2012		rr_AnnualReturn2012	11.74%
Annual Return 2013		rr_AnnualReturn2013	41.43%
Annual Return 2014		rr_AnnualReturn2014	4.42%
Bar Chart Closing	rr_BarChartClosingTextBlock	*The Fund’s year-to-date return as of June 30, 2015 was -0.19%
Highest Quarterly Return:	2Q, 2009	27.23%
Lowest Quarterly Return:	4Q, 2008	-30.24%

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	27.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.24%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided and benefits the investor.

Perkins Discovery Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	1.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.84%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,124
Perkins Discovery Fund | Investor Class | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.42%)
5 Years		rr_AverageAnnualReturnYear05	11.64%
10 Years		rr_AverageAnnualReturnYear10	5.85%
Perkins Discovery Fund | Investor Class | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.42%)
5 Years		rr_AverageAnnualReturnYear05	11.49%
10 Years		rr_AverageAnnualReturnYear10	5.49%
Perkins Discovery Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.50%)
5 Years		rr_AverageAnnualReturnYear05	9.22%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Perkins Discovery Fund | Investor Class | S&P 500® Index (reflects no deduction for fees, expensesor taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.39%
5 Years		rr_AverageAnnualReturnYear05	13.05%
10 Years		rr_AverageAnnualReturnYear10	5.44%
Perkins Discovery Fund | Investor Class | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.40%
5 Years		rr_AverageAnnualReturnYear05	15.85%
10 Years		rr_AverageAnnualReturnYear10	8.09%
Perkins Discovery Fund | Investor Class | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.53%
5 Years		rr_AverageAnnualReturnYear05	14.01%
10 Years		rr_AverageAnnualReturnYear10	6.34%
Perkins Discovery Fund | Investor Class | Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.66%
5 Years		rr_AverageAnnualReturnYear05	14.82%
10 Years		rr_AverageAnnualReturnYear10	5.12%
[1]	Perkins Capital Management, Inc. (the "Adviser")has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.25% of the Fund's average net asset (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2016. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.